Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies.
Schedule of future minimum lease payments, including termination fees, under non cancelable lease agreements

Operating Lease
2014	$226,313
2015	232,688
2016	239,064
2017	356,622

Total minimum lease payments	$1,054,687